RISK MANAGEMENT POLICIES - Concentration of loans and deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk
Loan balance	$ 2,170,078,164	$ 1,050,611,692
Deposit, Placement Balance	3,173,461,243	3,373,001,922
Liquidity risk
Interest rate risk
Loan balance	$ 2,487,537,150	$ 1,088,608,892
Loan, percentage to total portfolio	100.00%	100.00%
Deposit, Placement Balance	$ 3,173,461,243	$ 3,373,001,922
Deposits, percentage to total portfolio	100.00%	100.00%
Liquidity risk | 10 Largest Customer
Interest rate risk
Loan balance	$ 241,244,102	$ 150,447,093
Loan, percentage to total portfolio	9.70%	13.80%
Deposit, Placement Balance	$ 1,125,737,367	$ 1,441,715,450
Deposits, percentage to total portfolio	35.50%	42.70%
Liquidity risk | 50 following largest customers
Interest rate risk
Loan balance	$ 381,652,163	$ 268,996,491
Loan, percentage to total portfolio	15.30%	24.70%
Deposit, Placement Balance	$ 687,495,686	$ 755,879,142
Deposits, percentage to total portfolio	21.70%	22.40%
Liquidity risk | 100 following largest customers
Interest rate risk
Loan balance	$ 270,148,182	$ 201,456,259
Loan, percentage to total portfolio	10.90%	18.50%
Deposit, Placement Balance	$ 174,711,197	$ 144,697,646
Deposits, percentage to total portfolio	5.50%	4.30%
Liquidity risk | Rest of customers
Interest rate risk
Loan balance	$ 1,594,492,703	$ 467,709,049
Loan, percentage to total portfolio	64.10%	43.00%
Deposit, Placement Balance	$ 1,185,516,993	$ 1,030,709,684
Deposits, percentage to total portfolio	37.40%	30.60%